Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TIAA-CREF Life Funds
Entity Central Index Key	0001068204
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000013875 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Growth Equity Fund
Class Name	Nuveen Life Growth Equity Fund
Trading Symbol	TLGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Growth Equity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Growth Equity Fund	$56	0.52%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Growth Equity Fund returned 15.30% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 18.56%.

•
Top contributors to relative performance

•
An overweight to Alphabet Inc.

•
Security selection in the industrials sector, led by an overweight to Vertiv Holdings Co. and an underweight to Uber Technologies, Inc.

•
An out‑of‑benchmark position in Galderma Group AG.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including underweights to Palantir Technologies Inc. and NVIDIA Corporation, an overweight to Salesforce, Inc. and a lack of exposure to Lam Research Corporation.

•
Security selection in the health care sector, including an overweight to UnitedHealth Group Incorporated and an underweight to Eli Lilly and Company.

•
An overweight to Amazon.com, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Growth Equity Fund at NAV	15.30%	11.03%	15.49%

Russell 1000® Index	17.37%	13.59%	14.59%

Russell 1000® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.
Net Assets	$ 201,083,664
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 850,344
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$201,083,664

Total number of portfolio holdings	68

Portfolio turnover (%)	41%

Total management fees paid for the year	$ 850,344

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013876 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Money Market Fund
Class Name	Nuveen Life Money Market Fund
Trading Symbol	TLMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Money Market Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Money Market Fund	$15	0.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%	[2]
Net Assets	$ 141,331,971
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 144,279
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$141,331,971

Total number of portfolio holdings	62

Portfolio turnover (%)	0%

Total management fees paid for the year	$144,279

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013877 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Core Equity Fund
Class Name	Nuveen Life Core Equity Fund
Trading Symbol	TLGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Core Equity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Equity Fund	$55	0.51%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Core Equity Fund returned 13.80% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 17.88%.

•
Top contributors to relative performance

•
An overweight to Lam Research Corporation.

•
An overweight to Bank of New York Mellon Corporation.

•
An overweight to HCA Healthcare, Inc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including overweights to Intuit Inc., Arista Networks, Inc. and Gen Digital Inc.

•
An overweight position and security selection in the health care sector, including overweights to Eli Lilly and Company and Merck & Co., Inc.

•
Security selection in the financials sector, including an overweight to Progressive Corporation.

•
An overweight to Freeport-McMoRan, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Core Equity Fund at NAV	13.80%	13.66%	14.01%

S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.
Net Assets	$ 221,475,684
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 951,973
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$221,475,684

Total number of portfolio holdings	60

Portfolio turnover (%)	103%

Total management fees paid for the year	$951,973

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013878 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life International Equity Fund
Class Name	Nuveen Life International Equity Fund
Trading Symbol	TLINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life International Equity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life International Equity Fund	$70	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life International Equity Fund returned 32.44% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 31.22%.

•
Top contributors to relative performance

•
Security selection in the financials sector, led by overweights to Banco Bilbao Vizcaya Argentaria, S.A., Banco Santander, S.A. and ING Groep N.V.

•
Security selection in the information technology sector, led by an out-of-benchmark position in Samsung Electronics Co., Ltd. and an overweight to Advantest Corporation.

•
An overweight to Heidelberg Materials AG.

•
Top detractors from relative performance

•
Security selection and an overweight allocation in the health care sector, including overweights to Novo Nordisk A/S and Daiichi Sankyo Company, Limited.

•
An out-of-benchmark position in Smurfit WestRock Plc.

•
Security selection in the industrials sector, including a lack of exposure to Rolls-Royce Holdings plc and Siemens Energy AG.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Nuveen Life International Equity Fund at NAV	32.44%	8.09%	7.96%

MSCI EAFE® Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842-2252.
Net Assets	$ 187,532,768
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 835,587
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$187,532,768

Total number of portfolio holdings	70

Portfolio turnover (%)	23%

Total management fees paid for the year	$835,587

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Updated Prospectus Phone Number	(800) 842-2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013879 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Large Cap Value Fund
Class Name	Nuveen Life Large Cap Value Fund
Trading Symbol	TLLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Large Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Value Fund	$56	0.52%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Large Cap Value Fund returned 17.23% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 15.91%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by out‑of‑benchmark positions to Lam Research Corporation and TE Connectivity Plc.

•
Security selection and an underweight allocation in the real estate sector, including a lack of exposure to Equinix, Inc. and an overweight to Prologis, Inc.

•
Security selection and an underweight allocation in the consumer staples sector, led by an overweight to Philip Morris International Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including an overweight to Smurfit WestRock Plc and a lack of exposure to Newmont Corporation.

•
An overweight to UnitedHealth Group Incorporated.

•
Security selection in the industrials sector, including a lack of exposure to Caterpillar Inc. and GE Vernova Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Large Cap Value Fund at NAV	17.23%	12.63%	10.76%

Russell 1000® Index	17.37%	13.59%	14.59%

Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.
Net Assets	$ 91,646,843
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 383,529
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$91,646,843

Total number of portfolio holdings	78

Portfolio turnover (%)	27%

Total management fees paid for the year	$383,529

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013880 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Small Cap Equity Fund
Class Name	Nuveen Life Small Cap Equity Fund
Trading Symbol	TLEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Small Cap Equity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842-2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Small Cap Equity Fund	$57	0.53%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Small Cap Equity Fund returned 16.40% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund outperformed the Russell 2000 Index, which returned 12.81%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by overweights to Terns Pharmaceuticals, Inc., Hims & Hers Health, Inc. and Nuvation Bio, Inc.

•
Security selection in the industrials sector, led by overweights to Bloom Energy Corporation and Nextpower Inc.

•
Security selection in the consumer discretionary sector, including overweights to GigaCloud Technology, Inc. and FIGS, Inc. and a lack of exposure to Six Flags Entertainment Corporation.

•
Security selection in the financials sector, led by an overweight to Dave, Inc.

•
Top detractors from relative performance

•
Security selection in the communication services sector, including a lack of exposure to EchoStar Corporation and AST SpaceMobile, Inc.

•
Security selection in the consumer staples sector, including an overweight to Sprouts Farmers Market, Inc.

•
An overweight to Praxis Precision Medicines, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Nuveen Life Small Cap Equity Fund at NAV	16.40%	11.02%	11.04%

Russell 3000® Index	17.15%	13.15%	14.29%

Russell 2000® Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842-2252.
Net Assets	$ 74,484,991
Holdings Count | Holding	384
Advisory Fees Paid, Amount	$ 312,784
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$74,484,991

Total number of portfolio holdings	384

Portfolio turnover (%)	75%

Total management fees paid for the year	$ 312,784

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager update: Effective March 1, 2025, Nan Zhang, CFA has been added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Updated Prospectus Phone Number	(800) 842-2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013881 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Stock Index Fund
Class Name	Nuveen Life Stock Index Fund
Trading Symbol	TLSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Stock Index Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842-2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Stock Index Fund	$9	0.08%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Stock Index Fund’s total return at net asset value (NAV) was 17.04% for the 12 months ended December 31, 2025. The Fund’s index, the Russell 3000 Index, returned 17.15%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Nuveen Life Stock Index Fund at NAV	17.04%	13.10%	14.21%

Russell 3000® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842-2252.
Net Assets	$ 939,752,765
Holdings Count | Holding	2,600
Advisory Fees Paid, Amount	$ 529,054
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$939,752,765

Total number of portfolio holdings	2,600

Portfolio turnover (%)	2%

Total management fees paid for the year	$ 529,054

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Updated Prospectus Phone Number	(800) 842-2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013882 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Large Cap Responsible Equity Fund
Class Name	Nuveen Life Large Cap Responsible Equity Fund
Trading Symbol	TLCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Large Cap Responsible Equity Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842-2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Responsible Equity Fund	$24	0.22%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Large Cap Responsible Equity Fund returned 16.63% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the S&P 500 Index, which returned 17.88%.

•
Top contributors to relative performance

•
Security selection in the financials sector, led by overweights to Citigroup Inc., Goldman Sachs Group, Inc. and Morgan Stanley.

•
Security selection in the materials sector, led by an overweight to Newmont Corporation.

•
Security selection and an underweight allocation in the consumer discretionary sector, including a lack of exposure to Amazon.com, Inc. and an overweight to eBay Inc.

•
Top detractors from relative performance

•
Security selection and an underweight allocation in the communication services sector, including a lack of exposure to Alphabet Inc. and an overweight to Comcast Corporation.

•
Security selection in the industrials sector, including an overweight to Copart, Inc. and a lack of exposure to GE Aerospace.

•
An underweight to Broadcom Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Nuveen Life Large Cap Responsible Equity Fund at NAV	16.63%	11.83%	13.62%

S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842-2252.
Net Assets	$ 103,237,812
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 149,132
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$103,237,812

Total number of portfolio holdings	120

Portfolio turnover (%)	34%

Total management fees paid for the year	$ 149,132

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Updated Prospectus Phone Number	(800) 842-2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013883 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Real Estate Securities Select Fund
Class Name	Nuveen Life Real Estate Securities Select Fund
Trading Symbol	TLRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Real Estate Securities Select Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842-2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Real Estate Securities Select Fund	$58	0.57%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Real Estate Securities Select Fund returned 1.86% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the FTSE Nareit All Equity REITs Index, which returned 2.27%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by overweights to American Healthcare REIT, Inc. and Ventas, Inc. and a lack of exposure to Alexandria Real Estate Equities, Inc.

•
Security selection in the industrial sector, including an overweight to Prologis, Inc., and a lack of exposure to Americold Realty Trust, Inc.

•
An overweight allocation in the regional malls sector, led by an overweight to Simon Property Group, Inc.

•
Top detractors from relative performance

•
Security selection in the specialty sector, including an out-of-benchmark position in Fermi Inc.

•
An overweight allocation and security selection in the shopping centers sector, including overweights to Kimco Realty Corporation and Kite Realty Group Trust.

•
An overweight to SL Green Realty Corp, which is included in the office property sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Real Estate Securities Select Fund at NAV	1.86%	3.55%	5.88%

S&P 500® Index	17.88%	14.42%	14.82%

FTSE Nareit All Equity REITs Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842-2252.
Net Assets	$ 60,287,226
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 312,963
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$60,287,226

Total number of portfolio holdings	44

Portfolio turnover (%)	29%

Total management fees paid for the year	$312,963

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective January 7, 2026, Benjamin Kerl and Griffin Bazor, CFA were added as portfolio managers of the Fund and David Copp and Brendan Lee were removed as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013884 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Core Bond Fund
Class Name	Nuveen Life Core Bond Fund
Trading Symbol	TLBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Core Bond Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842-2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Bond Fund	$36	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Core Bond Fund returned 7.07% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 7.30%.

•
Top contributors to relative performance

•
Broadly diversified overweights to non-treasury sectors, including small, out-of-benchmark allocations to emerging-markets debt, positions in mortgage-backed securities (MBS) and an overweight to corporate bonds.

•
A corresponding underweight to U.S. Treasuries.

•
Security selection, especially within commercial mortgage-backed securities and corporate bonds.

•
Top detractors from relative performance

•
Yield curve positioning.

•
Security selection in agency MBS.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1-Year	5-Year	10-Year

Nuveen Life Core Bond Fund at NAV	7.07%	0.09%	2.52%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842-2252.
Net Assets	$ 215,980,551
Holdings Count | Holding	1,008
Advisory Fees Paid, Amount	$ 619,775
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$215,980,551

Total number of portfolio holdings	1,008

Portfolio turnover (%)	86%

Total management fees paid for the year	$ 619,775

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Updated Prospectus Phone Number	(800) 842-2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000135632 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Balanced Fund
Class Name	Nuveen Life Balanced Fund
Trading Symbol	TLBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Balanced Fund for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842-2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Balanced Fund	$11	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds related to the Balanced Fund. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Balanced Fund returned 12.71% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Balanced Fund Composite Index, which returned 13.60%.

•
The Fund’s Composite Index consisted of: 50.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Russell 3000® Index; 10.0% MSCI EAFE® Index.

•
Top contributors to relative performance

•
An allocation to the Nuveen Life Large Cap Value Fund.

•
Holding the Nuveen Life Small Cap Equity Fund.

•
Top detractors from relative performance

•
An allocation to the Nuveen Life Core Equity Fund.

•
A position in the Nuveen Life Growth Equity Fund.

•
Holding the Nuveen Life Core Bond Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Nuveen Life Balanced Fund at NAV	12.71%	5.69%	7.40%

Russell 3000® Index	17.15%	13.15%	14.29%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Balanced Fund Composite Index	13.60%	6.00%	7.68%

Morningstar Moderately Conservative Target Risk Index	12.87%	4.06%	6.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842-2252.
Net Assets	$ 70,106,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 66,705
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2025)

Fund net assets	$70,106,000

Total number of portfolio holdings	9

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 66,705

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA has been added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Updated Prospectus Phone Number	(800) 842-2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.
[11]	The Fund’s ratios do not include the expenses or income of the Underlying Funds related to the Balanced Fund. Annualized for period less than one year.